SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 12b-25

NOTIFICATION OF LATE FILING

☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form N-SAR	☐ N-CSR

For the Period Ended: June 30, 2006

☐ Transition report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition report on Form 20-F	☐ Transition Report on Form N-SAR

Part I - Registration Information

Full name of registrant	UniverCell Holdings, Inc.
Former name if applicable
Address of principal executive office City, State and Zip Code	301 41st Street Suite 530 Miami Beach, Florida 33140

Part II - Rules 12b-25 (b) and (c)

If the subject could be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed. (Check box if appropriate).

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort of expense;

☒	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statements or other exhibit required by Rule 12b-25 (c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 11-K, 10-Q, 10-QSB, N-SARs, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant is in the process of preparing the financial information of the Company on a consolidated basis. The process of compiling and disseminating the information required to be included in the Form 10-QSB, could not be completed without incurring undue hardship and expense. The registrant undertakes the responsibility to file such quarterly report no later than 5 calendar days after the prescribed due date.

The Registrant was having difficulty submitting the NT-10Q using the Edgar system and is therefore filing again today as an NTN-10Q. The filings were prepared in a timely fashion.

Part IV - Other Information

(1)	Name and telephone number of person to contact in regard to this notification

Sean Y. Fulda	(786)	276-7817
Name	Area Code	Telephone Number

(2)
Have all other reports required under Section 13 or 15 (b) of the Securities and Exchange Act of 1934 or Section 30 or the Investments Act of 1940 during the preceding 12 months (or for such shorter) period that the Registrant was required to file such reports been filed? If answer is no, identify report(s).

☒Yes ☐No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐Yes ☒No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

UniverCell Holdings, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

UNIVERCELL HOLDINGS, INC.

Date: August 15, 2006	By:	/s/ Sean Y. Fulda
Sean Y. Fulda
Chief Executive Officer